Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 22,269	$ 21,462
Interest on debt securities:
Taxable	716	710
Tax exempt	326	298
Dividends	15	4
Interest on federal funds sold and overnight deposits	34	22
Interest on interest bearing deposits in banks	309	411
Total interest income	23,669	22,907
Interest expense
Interest on deposits	2,825	2,977
Interest on short-term borrowed funds	18	18
Interest on long-term debt	1,065	1,122
Total interest expense	3,908	4,117
Net interest income	19,761	18,790
Provision for loan losses	775	520
Net interest income after provision for loan losses	18,986	18,270
Noninterest income
Trust income	557	490
Service fees	4,367	4,028
Net gains on sales of investment securities available-for-sale	183	98
Net gains on sales of loans held for sale	1,566	736
Other income	452	297
Total noninterest income	7,125	5,649
Noninterest expenses
Salaries and wages	7,743	6,559
Pension and other employee benefits	3,153	2,828
Occupancy expense, net	1,121	937
Equipment expense	1,220	1,057
ATM and debit card expense	613	447
Communications	363	261
Advertising and public relations	466	283
Vermont franchise tax	429	414
FDIC insurance assessment	376	499
Equity in losses of limited partnerships	515	426
Branch acquisition expenses	407	13
Other expenses	3,367	2,906
Total noninterest expenses	19,773	16,630
Income before provision for income taxes	6,338	7,289
Provision for income taxes	1,119	1,702
Net income	$ 5,219	$ 5,587
Earnings per common share	$ 1.17	$ 1.25
Dividends per common share	$ 1.00	$ 1.00